SEGMENT INFORMATION (Schedule of Sale by Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Net revenues	$ 50,391	$ 47,103	$ 64,975
Customer A [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	998	1,958	7,692
Customer B [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	2,318	1,471	9,833
Customer C [Member] | Nutrition [Member]
Revenue, Major Customer [Line Items]
Net revenues	$ 5,528	$ 4,173	$ 4,476